HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                          SUPPLEMENT DATED MAY 11, 2007
              TO FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 6, 2006
           AS SUPPLEMENTED ON DECEMBER 26, 2006 AND DECEMBER 28, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 59 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 61 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and

          HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the subsection "Taxes on Fund Distributions" on page 66 in the section "Taxes":

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

II. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MARCH 6, 2007, HIGHMARK SMALL CAP GROWTH FUND (THE "FUND") WAS TERMINATED AND THEREFORE, SHARES OF THE FUND ARE NO LONGER AVAILABLE FOR PURCHASE, NOR MAY SHARES OF OTHER HIGHMARK FUNDS BE EXCHANGED FOR SHARES OF THE FUND.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                          SUPPLEMENT DATED MAY 11, 2007
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006
  AS SUPPLEMENTED ON DECEMBER 15, 2006, DECEMBER 26, 2006 AND DECEMBER 28, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 59 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 64 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and

          HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the section "Taxes on Fund Distributions" on page 70:

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

II. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MARCH 6, 2007, HIGHMARK SMALL CAP GROWTH FUND (THE "FUND") WAS TERMINATED AND THEREFORE, SHARES OF THE FUND ARE NO LONGER AVAILABLE FOR PURCHASE, NOR MAY SHARES OF OTHER HIGHMARK FUNDS BE EXCHANGED FOR SHARES OF THE FUND.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND
                          SUPPLEMENT DATED MAY 11, 2007
               TO CLASS M SHARES PROSPECTUS DATED NOVEMBER 6, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 11 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 12 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the subsection "Taxes on Fund Distributions" on page 18 in the section "Taxes":

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                            SMALL CAP ADVANTAGE FUND
                          SUPPLEMENT DATED MAY 11, 2007
              TO FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 6, 2006
                         AS AMENDED ON JANUARY 17, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 5 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 6 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the subsection "Taxes on Fund Distributions" on page 12 in the section "Taxes":

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                            SMALL CAP ADVANTAGE FUND
                          SUPPLEMENT DATED MAY 11, 2007
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006
                         AS AMENDED ON JANUARY 17, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 5 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 8 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the section "Taxes on Fund Distributions" on page 14:

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                          SUPPLEMENT DATED MAY 11, 2007
              TO FIDUCIARY SHARES PROSPECTUS DATED NOVEMBER 6, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 14 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 15 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last full paragraph of the section "Taxes on Fund Distributions" on page 19:

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                          SUPPLEMENT DATED MAY 11, 2007
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006
                        AS SUPPLEMENTED ON MARCH 8, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 14 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "5. Customer Identification and Verification." on page 16 in the subsection "Opening an Account" in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety and replaced with the following:

     5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

          What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

          HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

          In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

          Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

          Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

          However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the section "Taxes on Fund Distributions" on page 21:

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                          SUPPLEMENT DATED MAY 11, 2007
               TO CLASS S SHARES PROSPECTUS DATED NOVEMBER 6, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 15, 2007, HIGHMARK FUNDS WILL BEGIN PERMITTING CERTAIN NON-U.S. PERSONS (I.E., NON-U.S. PERSONS THAT HAVE U.S. SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS ISSUED BY THE UNITED STATES GOVERNMENT) TO PURCHASE SHARES OF HIGHMARK FUNDS' SERIES, SUBJECT TO THE USUAL TERMS AND CONDITIONS OF MAKING AN INVESTMENT IN ANY SERIES OF HIGHMARK FUNDS AND SUCH OTHER CRITERIA AS THE FUND MAY IMPOSE. AS A RESULT, AS OF MAY 15, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) The subsection "Foreign Investors" on page 14 in the section "Shareowner Guide - How to Invest in the HighMark Funds" is deleted in its entirety.

(2) The subsection "Customer Identification and Verification" on page 15 in the section "Buying and Selling Shares" is deleted in its entirety and replaced with the following:

     CUSTOMER IDENTIFICATION AND VERIFICATION

     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this

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     information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

(3) The following paragraph is added prior to the last paragraph of the section "Taxes on Fund Distributions" on page 18:

     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.